Right to Use Assets and Lease Liability - Schedule of Right Use of Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating lease right-of-use asset, net	$ 365,025	$ 473,242	$ 529,135
Right to Use Assets Net - Related Party [Member]
Operating lease right-of-use asset, net	44,849
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	41,138
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	$ 279,038